Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents
Schedule of cash and cash equivalents

	June 30, 2026	December 31, 2025
Current accounts	72,409	54,839
Bank deposits	1,833	4,069
Fiduciary deposits	4,000	4,000
Cash and cash equivalents	78,242	62,908

Currency	June 30, 2026	December 31, 2025
United States Dollars	56,750	37,920
Euro	20,190	23,283
Russian Ruble	102	101
Armenian Dram	73	551
Kazakhstani Tenge	1,127	1,053
Total	78,242	62,908